Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Immuron Ltd
Entity Central Index Key	0001660046
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	178,279,566
Entity File Number	000-38104
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Incorporation State Country Code	C3
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false